Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance costs
Interest on bank and other borrowings	$ 44,668	$ 25,543	$ 17,793
Finance leases	190	232	62
Convertible bonds	15,263	15,818	16,352
Corporate bonds	22,487	22,405	22,327
Medium-term notes	8,335	8,185	4,625
Short-term notes		1,164	1,509
Less: government funding (Note 34)	(19,496)	(24,182)	(11,639)
Total interest expense	71,447	49,165	51,029
Less: amounts capitalized	(47,169)	(31,144)	(27,992)
Total	$ 24,278	$ 18,021	$ 23,037
Weighted average
Finance costs
Borrowings, interest rate	2.10%	1.65%	2.12%